DISCLOSURE OF OTHER INFORMATION (Details Textual) - USD ($) $ in Thousands			1 Months Ended			12 Months Ended
	May 10, 2023	May 10, 2022	Dec. 31, 2022	May 31, 2022	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Issued capital			$ 803,618			$ 803,618	$ 803,618
Dividends paid, classified as financing activities						282,728	380,969	$ 471,167
Cost of inventories recognised as expense during period						4,616,212	4,185,527	3,599,930
Cost of Rendering Services						127,883	88,969	81,673
Dividends paid			$ 183,971	$ 192,132	$ 271,000	92,923	440,324	$ 596,215
Dividends paid, ordinary shares	$ 279,622				$ 271,000		183,971
Percentage of dividend paid	50.00%		20.00%
Parent [member]
Statement [Line Items]
Dividends paid, classified as financing activities						279,622	376,103
Final dividend [Member]
Statement [Line Items]
Dividends paid						$ 92,719
Dividends paid, ordinary shares	$ 279,622	$ 192,132
Additional Provision For Dividend						10.00%
Ordinary shares [member]
Statement [Line Items]
Issued capital			$ 803,618			$ 803,618	$ 803,618